TAXATION - Deferred income taxes (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
TAXATION
Deferred income taxes not recognized	$ (694,982)	$ (141,580)	$ (181,617)	$ (72,723)
Tax losses in Canada	1,191,205	375,315
Temporary differences [member]
TAXATION
Tax losses in Canada			475,875
Non-capital loss carry-forwards
TAXATION
Deferred income taxes not recognized			(128,486)	(53,142)
Tax loss carry forwards
TAXATION
Deferred income taxes	332,184	99,672
Share issuance costs
TAXATION
Deferred income taxes	288,230
Marketable securities and others
TAXATION
Deferred income taxes not recognized			$ (53,131)	$ (19,581)
Deferred income taxes	$ 74,568	$ 41,908